CONSOLIDATED CASH FLOW STATEMENTS $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) CNY (¥)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities
Cash generated from operations	¥ 3,600,022,000	$ 523,601	[1]	¥ 2,962,704,000	¥ 2,212,863,000
Income tax paid	(338,620,000)	(49,250)	[1]	(327,865,000)	(571,625,000)
Net cash generated from operating activities	3,261,402,000	474,351	[1]	2,634,839,000	1,641,238,000
Cash flows from investing activities
Payments for acquisition of fixed assets and construction-in-progress; and prepayments for fixed assets, net of related payables	(2,683,053,000)	(390,234)	[1]	(2,273,426,000)	(1,973,897,000)
Proceeds from disposal of fixed assets	392,000	57	[1]	527,000	17,950,000
Advances received from disposal of assets classified as held for sale	587,123,000	85,393	[1]	0	0
Government grants received	0	0	[1]	0	6,082,000
Interest received	1,765,000	257	[1]	1,779,000	1,949,000
Payment of investment	(24,832,000)	(3,612)	[1]	0	0
Decrease in short-term deposits with maturities more than three months, net	(1,000,000)	(145)	[1]	0	(2,000,000)
Dividends received	6,473,000	941	[1]	6,473,000	14,214,000
Net cash used in investing activities	(2,113,132,000)	(307,343)	[1]	(2,264,647,000)	(1,935,702,000)
Cash flows from financing activities
Transactions with non-controlling interests	(3,349,000)	(487)	[1]	0	0
Dividends paid to the Company's shareholders	(566,683,000)	(82,421)	[1]	(569,333,000)	(566,683,000)
Net cash used in financing activities	(570,032,000)	(82,908)	[1]	(569,333,000)	(566,683,000)
Net increase/(decrease) in cash and cash equivalents	578,238,000	84,100	[1]	(199,141,000)	(861,147,000)
Cash and cash equivalents at beginning of year	1,160,515,000	168,791	[1]	1,359,656,000	2,220,803,000
Cash and cash equivalents at end of year	¥ 1,738,753,000	$ 252,891	[1]	¥ 1,160,515,000	¥ 1,359,656,000
Closing foreign exchange rate	6.8755	6.8755

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .